Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation

Note 8. Stock-based Compensation

In February 2023, the Company’s board of directors and stockholders adopted the 2023 Equity Incentive Plan (the “2023 Plan”), which provides for the grant of incentive stock options, restricted stock awards and restricted stock units (“RSUs”) to eligible employees, directors and consultants of the Company. 3,258,230 shares of Common Stock were authorized for issuance under the 2023 Plan.

The 2023 Plan was amended and approved by the stockholders of the Company in December 2023 to increase the number of shares of the Company’s Common Stock reserved for issuance under the Fusemachines Inc. 2023 Amended and Restated Equity Plan (the “2023 Equity Incentive Plan”) by 391,525 to 3,649,755 shares of common stock.

In connection with the Business Combination, which was accounted for as a reverse recapitalization, the number of shares under the 2023 Equity Incentive Plan was adjusted to reflect the exchange ratio established in the business combination agreement. Accordingly, all share and per share amounts under the plan have been retrospectively adjusted to reflect the conversion of Legacy Fusemachines equity into the Company’s common stock.

Adoption of 2025 Omnibus Equity Incentive Plan

On October 22, 2025, the Board of Directors of the Company approved the 2025 Omnibus Equity Incentive Plan (the “2025 Plan”). The 2025 Plan provides for the grant of equity-based awards to employees, directors, officers, and other eligible service providers of the Company and its subsidiaries.

In connection with the adoption of the Company’s 2025 Omnibus Equity Incentive Plan (the “2025 Plan”), an aggregate of 1,500,000 shares of the Company’s common stock were initially reserved for issuance pursuant to awards granted under the 2025 Plan. During the six months ended June 30, 2026, the Company’s stockholders approved an amendment to the 2025 Plan, increasing the number of shares authorized for issuance under the 2025 Plan by 2,000,000 shares, resulting in an aggregate of 3,500,000 shares reserved for issuance. The types of awards that may be granted under the 2025 Plan include, but are not limited to, stock options, restricted stock, restricted stock units, stock appreciation rights, performance-based awards, and other stock-based awards, as determined by the Board of Directors or a committee thereof.

As of June 30, 2026, no shares of Common Stock were available for future grant under the 2023 Plan, as the 2023 Plan was replaced in its entirety by the 2025 Plan which was adopted in connection with the Business Combination.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

The stock-based compensation expense during the three and six month ended June 30, 2026 and June 30, 2025 are reported in the following unaudited condensed consolidated interim financial statement line items (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
General and administrative	$37	$40	74	78
Cost of revenue	5	4	10	10
Selling and marketing	4	8	7	19
Research and development	6	1	16	11
Total stock-based compensation expense	$52	$53	107	118

Stock Options

The Company’s stock options outstanding consist primarily of time-based options to purchase common stock, the majority of which vest over a two-to-four- year period and have a ten-year contractual term. These awards are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.

The following table summarizes the stock option activity for options with service-based vesting conditions during the six months ended June 30, 2026:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding balance as of December 31, 2025	686,880	3.25	6.88	$234
Granted		-	-	-
Exercised	(26,321)	0.70	-	-
Forfeited	(6,508)	3.91	-	-
Cashless exercise (1)	(21,456)	1.85	-	-
Expired	(43,403)	6.60	-	-
Outstanding balance as of June 30, 2026	589,192	3.16	6.84	$70
Options vested and exercisable as of June 30, 2026	472,991	2.86	6.68	69

(1)	During the six-month ended June 30, 2026, employees have performed cashless exercise of 21,456 options

During the three-month period ended June 30, 2026, and June 30, 2025, the Company recorded stock-based compensation expense of $ 52 thousand and $ 53 thousand, respectively, whereas for the six-month ended June 30, 2026 and June 30, 2025 the Company recorded stock-based compensation expense of $ 107 thousand and $ 118 thousand respectively.  As of June 30, 2026, total stock-based compensation expense not yet recognized related to unvested stock options was $330.6 thousand, which is expected to be recognized over a weighted-average period of 1.36 years. The total intrinsic value of options exercised was $17.1 thousand and $6,036.4 thousand during the six-month ended June 30, 2026 and year ended December 31, 2025, respectively.

There were no stock options granted during the period ended June 30, 2026, and June 30, 2025. Accordingly, the weighted average grant-date fair value per share of stock options granted during the three and six month period June 30, 2026 and June 30, 2025 is Nil.

Cashless Exercise of Stock Options

In February 2026, one of the Fusemachines employees exercised 1,715 options to purchase Fusemachines Inc. Common Stock. The exercise prices for the 1,715 options were paid on a cashless basis via net share settlement resulting in the net share issuance of 974 shares of Fusemachines Inc. Common Stock. The transaction has been accounted under the guidance of ASC 718 - Stock Compensation. The cashless exercise mechanism does not change the substantive terms or fair-value-based measure of the awards and therefore does not constitute a modification under ASC 718.

Exercise of Stock Options Through Settlement of Accrued Compensation Liability – In April 2026, a former Fusemachines employee (Raman Parthasarathy) exercised 19,741 options to purchase Fusemachines Inc. Common Stock. The exercise price of $38,402.16 (at $1.9453 per share) was satisfied on a cashless basis through the offset of an existing accrued wages payable balance owed to the former employee, resulting in the issuance of 19,741 shares of Fusemachines Inc. Common Stock. The transaction has been accounted for under the guidance of ASC 718 – Stock Compensation and ASC 405-20 – Extinguishments of Liabilities. The settlement mechanism does not alter the substantive terms or the fair-value-based measure of the award and therefore does not constitute a modification under ASC 718. Consistent with ASC 405-20, the corresponding accrued wages payable of $38,402.16 has been derecognized, as the Company was legally released from that obligation through mutual written agreement with the former employee. As no cash was received, this exercise is excluded from financing activities and is instead presented as a supplemental non-cash financing activity in the Statement of Cash Flows, representing the issuance of common stock in settlement of accrued wages payable.

Restricted stock unit (RSU)

The Board of Directors has granted restricted stock awards under the Plans. In January 2026 1,217,210 awards had been granted as restricted stock units under the 2025 Plan as of period ended June 30, 2026, whose impact has been considered on the Company’s unaudited condensed consolidated interim financial statements as of that date. Restricted stock units are valued on the date of grant and have no purchase price for the recipient. Restricted stock units typically vest over period ranging from one to four years corresponding to anniversaries of the grant date.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

The restricted stock units expense during the three and six month ended June 30, 2026 are reported in the following unaudited condensed consolidated interim financial statement line items (in thousands) and further no RSU were granted during the three month ended June 30, 2026.

	Three months ended June 30,	Six months ended June 30,
	2026	2026
General and administrative	399	741
Cost of revenue	6	8
Selling and marketing	7	10
Research and development	8	12
Total restricted stock units expense	420	771

The following is a summary of service based RSU activity for the six-month period ended June 30, 2026:

	Number of RSU shares	Weighted Average Grant Date Fair Value
Opening	-	-
Granted	1,217,210	1.6
Vested	-	-
Forfeited	-	-
Nonvested balance, June 30, 2026	1,217,210	1.6

The Company estimated the fair market value of these restricted stock units based on the closing market price on the date of the grant. As of June 30, 2026, there was $1,167 thousand of total unrecognized compensation costs related to all remaining non-vested restricted stock units, which is expected to be recognized over a weighted-average period of 0.57 years. There were no restricted stock units vested during the period ended June 30, 2026. Accordingly, the fair value of restricted stock units vested during the three and six month period June 30, 2026 is Nil

The nonvested balance of restricted stock vests as follows:

Year Ended	No. of shares
2026	453,865
2027	583,605
2028	142,240
2029	25,000
2030	12,500

Note 14. Stock-based Compensation

Effective June 2014, the Company adopted an equity-based compensation plan, the 2014 Equity Incentive Plan (the “2014 Plan”), which allows for the grant of stock options, stock issuances and other equity interests in the Company to the Company’s officers, directors, employees and consultants. The 2014 Plan is administrated by the Company’s Board of Directors, or a committee appointed by the Board. In February 2023, the Company’s board of directors and stockholders adopted the 2023 Equity Incentive Plan (the “2023 Plan”), which provides for the grant of incentive stock options, restricted stock awards and restricted stock units (“RSUs”) to eligible employees, directors and consultants of the Company. With the introduction of the 2023 Plan, shares are no longer available for future grants under the 2014 Plan. Awards outstanding under the 2014 Plan will be governed by the 2023 Plan.3,258,230 shares of Common Stock were authorized for issuance under the 2023 Plan to officers, directors, employees and consultants of the Company.

The 2023 Plan was amended and approved by the stockholders of the Company in December 2023 to increase the number of shares of the Company’s Common Stock reserved for issuance under the Fusemachines Inc. 2023 Amended and Restated Equity Plan (the “2023 Equity Incentive Plan”) by 391,525 to 3,649,755 shares of common stock.

In connection with the Business Combination, which was accounted for as a reverse recapitalization, the number of shares under the 2023 Equity Incentive Plan was adjusted to reflect the exchange ratio established in the business combination agreement. Accordingly, all share and per share amounts under the plan have been retrospectively adjusted to reflect the conversion of Legacy Fusemachines equity into the Company’s common stock

As of December 31, 2025, no shares of Common Stock were available for future grant under the 2023 Plan, as the 2023 Plan was replaced in its entirety by the 2025 Plan which was adopted in connection with the Business Combination.

The stock-based compensation expense during the year ended December 31, 2025, and 2024 are reported in the following consolidated financial statement line items (in thousands):

	Year ended December 31,
	2025	2024
General and administrative	$154	$723
Cost of revenue	21	44
Selling and marketing	38	170
Research and development	18	130
Total stock-based compensation expense	$231	$1,067

Stock Options

The Company’s stock options outstanding consist primarily of time-based options to purchase common stock, the majority of which vest over a two-to-four- year period and have a ten-year contractual term. These awards are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.

The following table summarizes the stock option activity for options with service-based vesting conditions during the year ended December 31, 2025:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding balance as of December 31, 2024	1,700,058	1.88	6.50	$11,885
Granted			-	-
Exercised	(6,772)	0.70	-	-
Forfeited	(14,892)	5.34	-	-
Cashless exercise (1)	(745,896)	0.95	-	-
Expired	(245,618)	0.72	-	-
Outstanding balance as of December 31, 2025	686,880	3.25	6.88	$234
Options vested and exercisable as of December 31, 2025	523,632	2.93	6.52	230

(1)	During the year ended 31st December 2025, employees have performed cashless exercise of 745,896 options

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

During the year ended December 31, 2025 and 2024, the Company recorded stock-based compensation expense of $231 thousand and $1,067 thousand, respectively. As of December 31, 2025, total stock-based compensation expense not yet recognized related to unvested stock options was $438.1 thousand, which is expected to be recognized over a weighted-average period of 1.91 years.

The total intrinsic value of options exercised was $6,036.4 thousand and $10,647.5 thousand during the year ended December 31, 2025 and year ended December 31, 2024, respectively.

The weighted average grant-date fair value per share of stock options granted during the year ended December 31, 2025 and year ended December 31, 2024 was Nil and $4.26, respectively The Company estimated the fair value of stock options using the Black-Scholes Model on the date of grant. The assumptions used in the Black-Scholes Model were as follows:

	December 31,
	2025 (1)	2024
Weighted average expected term (years)	0	5.79
Weighted average expected volatility	0.00	66.90%
Risk-free interest rate	0.00	4.08%-4.10%
Dividend yield	0	0

(1)	There were no stock options granted during the year ended December 31, 2025.

Cashless Exercise of Stock Options

In August 2025, certain Fusemachines employees exercised 745,896 options to purchase Fusemachines Inc. Common Stock. The exercise prices for the 745,896 options were paid on a cashless basis via net share settlement resulting in the net share issuance of 666,662 shares of Fusemachines Inc. Common Stock. The transaction has been accounted under the guidance of ASC 718 - Stock Compensation. The cashless exercise mechanism does not change the substantive terms or fair-value-based measure of the awards and therefore does not constitute a modification under ASC 718.

The Promissory Notes Transaction

Early Exercise of Stock Options

The Company permits certain employees and directors to exercise stock options granted under the 2023 Plan prior to vesting. In February 2023, the Company’s Chief Executive Officer, Mr. Maskey and other three executives early exercised a total of 1,625,321 stock options prior to vesting (The February Options Awards); however, in lieu of the cash consideration required to exercise the stock options, these individuals each provided a 3.82% interest bearing non-recourse note (the “2023 Promissory Notes”), for an aggregate principle of $1,136.2 thousand. The notes are scheduled to mature in February 2030.

The nonrecourse nature of the loan secured by the shares pledged as collateral essentially provides the employee with rights like that of an option and thus no receivable for amounts due under the 2023 Promissory Notes was recorded on the Company consolidated balance sheets. While the shares of common stock purchased by the employees in exchange for the 2023 Promissory Notes are considered legally issued, the shares are not deemed, for accounting purposes, outstanding and are considered restricted until all of the options are fully vested and the outstanding principal and accrued interest due on the note is repaid in full.

The issuance of the 2023 Promissory Notes resulted in an additional stock-based compensation expense of Nil and $11.7 thousand for the year ended December 31, 2025 and 2024, respectively, based on the grant-date fair value of the Promissory Notes, which was determined using the Black-Scholes Model.

The assumptions used in deriving the grant-date fair value of the 2023 Promissory Notes via the Black-Scholes Model were as follows: (i) a stock price of $0.88 per share, (ii) an exercise price of $0.70 per share, (iii) an estimated risk-free interest rate of 4.02%, (iv) an expected term of 3.50 years, (v) volatility of 75%, and (vi) a dividend yield of 0%. These assumptions resulted in a grant-date fair value of approximately $0.53 per option.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

The Company continues to recognize expenses for the original option award of 1,625,321 shares granted in February 2023 (the “February Option Awards”), which were early exercised in exchange for Promissory Notes. The early exercise is not considered substantive for accounting purposes until the vesting requirements are met through continued employment and service to the Company. As of December 31, 2025 and 2024, the Company recognized Nil and $41.4 thousand, respectively, in stock-based compensation expense related to the February Option Awards. The unrecognized stock-based compensation expense related to the February Option Awards was Nil. The weighted-average grant-date fair value per share of the February Option Awards was $0.50.

Repayment of the Promissory Notes

In January 2024, the Company repurchased 438,903 shares of common stock from Sameer Maskey, the CEO, at a price of $6.61 per share, totalling $2,902.7 thousand (the “Repurchase Consideration”). Mr. Maskey applied $902.7 thousand of the Repurchase Consideration toward repayment of his 2023 Promissory Note to the Company. Upon repayment, the 2023 Promissory Note, along with any accrued interest, was settled, and the vested shares pledged under the 2023 Promissory Notes are now considered exercised. As of the December 31, 2025, there were no shares which were subject to vesting.

Forgiveness of Promissory Notes

In August 2024, the Company’s board of directors approved the forgiveness of the 2023 Promissory Notes totaling $262.2 thousand (excluding interest) for three of its executives. The forgiveness of these 2023 Promissory Notes effectively modified the strike price to zero, allowing the executives to retain shares at no cost.

In accordance with ASC 718, the incremental value of the modification was calculated as the difference between the fair value of the modified award and the fair value of the original award immediately before the modification. As of December 31, 2024, the Company recognized $227.2 thousand in stock based compensation expense related to this modification.

Adoption of 2025 Omnibus Equity Incentive Plan

On October 22, 2025, the Board of Directors of the Company approved the 2025 Omnibus Equity Incentive Plan (the “2025 Plan”). The 2025 Plan provides for the grant of equity-based awards to employees, directors, officers, and other eligible service providers of the Company and its subsidiaries.

In connection with the adoption of the 2025 Plan, an aggregate of 1,500,000 shares of the Company’s Common Stock were reserved for issuance pursuant to awards granted under the 2025 Plan. The types of awards that may be granted under the 2025 Plan include, but are not limited to, stock options, restricted stock, restricted stock units, stock appreciation rights, performance-based awards, and other stock-based awards, as determined by the Board of Directors or a designated committee thereof.

No awards had been granted under the 2025 Plan as of period ended December 31, 2025. Accordingly, the adoption of the 2025 Plan did not have any impact on the Company’s consolidated financial statements as of that date.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements